Business combination -Total consideration transferred (Details) - IC'Alps	Aug. 04, 2025 USD ($) $ / shares shares	Aug. 04, 2025 EUR (€) shares
Business combination
Cash consideration	$ 11,429,000	€ 10,000,000
Equity consideration	2,464,000
Total consideration transferred	$ 13,892,574
Number of SEALSQ ordinary shares | shares	823,988	823,988
Price per share | $ / shares	$ 2.99